Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Summary of Property and Equipment Expected Useful Life	The expected useful life of each of the assets are as follows:

Property and equipment
Furniture and office equipment	10 years
IT equipment and software	5 years